Value Line Small Cap Opportunities Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2023

Shares		Value
COMMON STOCKS 98.4%
COMMUNICATION SERVICES 0.7%
	INTERNET 0.7%
39,300	Ziff Davis, Inc.(1)	$ 3,067,365
CONSUMER DISCRETIONARY 13.2%
	APPAREL 2.2%
71,700	Crocs, Inc.(1)	9,065,748
	AUTO PARTS & EQUIPMENT 0.6%
16,500	Visteon Corp.(1)	2,587,695
	COMMERCIAL SERVICES 0.1%
6,700	Monro, Inc.	331,181
	ENGINEERING & CONSTRUCTION 1.3%
24,400	TopBuild Corp.(1)	5,078,616
	ENTERTAINMENT 3.3%
51,136	Churchill Downs, Inc.	13,144,509
	HOME BUILDERS 2.3%
20,800	Cavco Industries, Inc.(1)	6,608,992
24,000	LCI Industries	2,636,880
		9,245,872
	HOUSEHOLD PRODUCTS 0.5%
23,000	Helen of Troy Ltd.(1)	2,188,910
	LEISURE TIME 0.8%
42,700	Planet Fitness, Inc. Class A(1)	3,316,509
	RETAIL 2.1%
41,600	Texas Roadhouse, Inc.	4,495,296
21,800	Wingstop, Inc.	4,002,044
		8,497,340
		53,456,380
CONSUMER STAPLES 2.9%
	COMMERCIAL SERVICES 0.1%
3,400	Medifast, Inc.	352,478
	FOOD 2.8%
3,800	Calavo Growers, Inc.	109,326
69,900	J & J Snack Foods Corp.	10,360,578
5,600	Lancaster Colony Corp.	1,136,128
		11,606,032
		11,958,510
FINANCIALS 10.2%
	BANKS 2.4%
206,496	First Financial Bankshares, Inc.	6,587,222
38,900	Walker & Dunlop, Inc.	2,963,013
		9,550,235
	DIVERSIFIED FINANCIALS 1.5%
104,422	Stifel Financial Corp.	6,170,296
	INSURANCE 6.3%
25,800	Primerica, Inc.	4,443,792
131,900	RLI Corp.	17,530,829
37,300	Selective Insurance Group, Inc.	3,555,809
		25,530,430
		41,250,961
Shares		Value
COMMON STOCKS 98.4% (continued)
HEALTHCARE 12.3%
	COMMERCIAL SERVICES 0.8%
40,651	AMN Healthcare Services, Inc.(1)	$ 3,372,407
	HEALTHCARE PRODUCTS 4.5%
22,700	CONMED Corp.	2,357,622
20,300	iRhythm Technologies, Inc.(1)(2)	2,517,809
220,462	Neogen Corp.(1)	4,082,956
56,200	Omnicell, Inc.(1)	3,297,254
18,100	Penumbra, Inc.(1)(2)	5,044,289
5,574	STERIS PLC	1,066,195
		18,366,125
	HEALTHCARE SERVICES 7.0%
19,000	Chemed Corp.	10,217,250
76,500	Ensign Group, Inc.	7,308,810
15,900	Medpace Holdings, Inc.(1)	2,989,995
77,800	US Physical Therapy, Inc.	7,617,398
		28,133,453
		49,871,985
INDUSTRIALS 35.2%
	AEROSPACE/DEFENSE 0.6%
50,300	Mercury Systems, Inc.(1)	2,571,336
	BUILDING MATERIALS 5.4%
123,700	AAON, Inc.	11,960,553
26,500	Lennox International, Inc.	6,658,920
64,000	Trex Co., Inc.(1)	3,114,880
		21,734,353
	COMMERCIAL SERVICES 4.9%
20,100	ASGN, Inc.(1)	1,661,667
36,200	FTI Consulting, Inc.(1)	7,144,070
198,800	Healthcare Services Group, Inc.	2,757,356
30,200	Insperity, Inc.	3,670,810
55,400	TriNet Group, Inc.(1)	4,465,794
		19,699,697
	COMPUTERS 0.4%
5,300	CACI International, Inc. Class A(1)	1,570,284
	DISTRIBUTION/WHOLESALE 0.8%
22,500	SiteOne Landscape Supply, Inc.(1)	3,079,575
	ELECTRICAL EQUIPMENT 1.2%
55,100	EnerSys	4,787,088
	ELECTRONICS 2.2%
93,000	Woodward, Inc.	9,055,410
	ENGINEERING & CONSTRUCTION 6.3%
31,400	Comfort Systems USA, Inc.	4,583,144
27,400	EMCOR Group, Inc.	4,454,966
163,700	Exponent, Inc.	16,319,253
		25,357,363
	HAND/MACHINE TOOLS 0.6%
24,300	Franklin Electric Co., Inc.	2,286,630
	MACHINERY - DIVERSIFIED 4.7%
23,300	Applied Industrial Technologies, Inc.	3,311,629
13,500	Kadant, Inc.	2,815,020
See Supplementary Notes to Financial Statements.

0

Schedule of Investments (unaudited) (continued)

Shares		Value
COMMON STOCKS 98.4% (continued)
INDUSTRIALS 35.2% (continued)
	MACHINERY - DIVERSIFIED 4.7% (continued)
37,600	Toro Co.	$ 4,179,616
53,147	Watts Water Technologies, Inc. Class A	8,945,703
		19,251,968
	METAL FABRICATE/HARDWARE 3.0%
52,500	RBC Bearings, Inc.(1)	12,218,325
	MISCELLANEOUS MANUFACTURERS 2.2%
19,400	Carlisle Cos., Inc.	4,385,758
25,300	EnPro Industries, Inc.	2,628,417
39,100	Federal Signal Corp.	2,119,611
		9,133,786
	RETAIL 0.4%
32,400	Rush Enterprises, Inc. Class A	1,769,040
	TEXTILES 0.7%
16,200	Unifirst Corp.	2,854,926
	TRANSPORTATION 1.5%
33,800	Landstar System, Inc.	6,058,988
	TRUCKING & LEASING 0.3%
11,500	GATX Corp.	1,265,230
		142,693,999
INFORMATION TECHNOLOGY 18.3%
	COMMERCIAL SERVICES 0.5%
36,600	Alarm.com Holdings, Inc.(1)	1,840,248
	COMPUTERS 5.0%
79,500	ExlService Holdings, Inc.(1)	12,865,485
9,100	Insight Enterprises, Inc.(1)	1,300,936
35,900	MAXIMUS, Inc.	2,825,330
21,700	Qualys, Inc.(1)	2,821,434
12,000	Rapid7, Inc.(1)	550,920
		20,364,105
	ELECTRICAL EQUIPMENT 0.6%
9,200	Littelfuse, Inc.	2,466,428
	ELECTRONICS 0.8%
16,000	Sanmina Corp.(1)	975,840
21,400	TD SYNNEX Corp.	2,071,306
		3,047,146
	INTERNET 2.1%
177,100	ePlus, Inc.(1)	8,684,984
	MISCELLANEOUS MANUFACTURERS 1.0%
35,700	Fabrinet(1)	4,239,732
	SOFTWARE 8.3%
15,700	Concentrix Corp.	1,908,335
54,700	Everbridge, Inc.(1)	1,896,449
83,900	Five9, Inc.(1)	6,065,131
104,500	SPS Commerce, Inc.(1)	15,915,350
76,400	Workiva, Inc.(1)	7,824,124
		33,609,389
		74,252,032
Shares		Value
COMMON STOCKS 98.4% (continued)
MATERIALS 5.4%
	CHEMICALS 2.3%
30,300	Balchem Corp.	$ 3,832,344
26,700	Quaker Chemical Corp.(2)	5,285,265
		9,117,609
	PACKAGING & CONTAINERS 3.1%
28,200	AptarGroup, Inc.	3,332,958
172,600	Silgan Holdings, Inc.	9,263,442
		12,596,400
		21,714,009
UTILITIES 0.2%
	WATER 0.2%
7,700	American States Water Co.	684,453
TOTAL COMMON STOCKS (Cost $215,193,254)		398,949,694
SHORT-TERM INVESTMENTS 1.8%
	MONEY MARKET FUNDS 1.8%
5,306,272	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.70%(3)	5,306,273
1,757,068	State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,757,068
		7,063,341
TOTAL SHORT-TERM INVESTMENTS (Cost $7,063,341)		7,063,341
TOTAL INVESTMENTS IN SECURITIES 100.2% (Cost $222,256,595)		$406,013,035
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.2)%		(652,460)
NET ASSETS(5) 100.0%		$405,360,575

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of March 31, 2023, the market value of the securities on loan was $6,806,271.
(3)	Rate reflects 7 day yield as of March 31, 2023.
(4)
Securities with an aggregate market value of $6,806,271
were out on loan in exchange for $1,757,068 of cash
collateral as of March 31, 2023. The collateral was
invested in a cash collateral reinvestment vehicle.

(5)
For federal income tax purposes, the aggregate cost was
$222,256,595, aggregate gross unrealized appreciation
was $195,088,156, aggregate gross unrealized
depreciation was $11,331,716 and the net unrealized
appreciation was $183,756,440.

See Supplementary Notes to Financial Statements.

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Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices are in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in the markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2023:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$398,949,694	$—	$—	$398,949,694
Short-Term Investments	7,063,341	—	—	7,063,341
Total Investments in Securities	$406,013,035	$—	$—	$406,013,035

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended March 31, 2023, there were no Level 3 investments.

2